Exchangeable note liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Exchangeable note liabilities
Disclosure of detailed information about borrowings [line items]
Summary of movement of the exchangeable note liabilities

RMB’000
For the year ended 31 December 2018
At 1 January 2018	128,820
Change in fair value	56,925
At 31 December 2018	185,745
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	56,925
For the year ended 31 December 2019
At 1 January 2019	185,745
Change in fair value	(45,274)
Converted into ordinary share upon initial public offering	(140,471)
At 31 December 2019	—
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	(45,274)